Research And Development, Net	12 Months Ended
Dec. 31, 2022
Research and Development Expense [Abstract]
Research And Development, Net	RESEARCH AND DEVELOPMENT, NET

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Total expenses	$501,777	$447,852	$428,198
Less - grants and participations	(66,127)	(52,765)	(68,453)
	$435,650	$395,087	$359,745